Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Investments:
Delinquency period to place loans on non-accrual status			90 days
Period after which financial information provided by the equity method investee was used by the entity			3 months
Other-than-temporary impairment threshold, percentage of market price to original purchase price			80.00%
Other Intangible Assets
Impairments of finite-lived or indefinite-lived other intangible assets			$ 0	$ 0
Reserves
Percentage of certainty of ultimate losses not exceeding claims reserves			0.00%
Long Duration Contracts
Percentage of risks related to reserves recorded for policies under FFG, LTC and life insurance no longer offered, ceded via reinsurance			100.00%
Deferred gain on disposal of businesses
Adjustments to estimates affecting deferred gain on disposal of businesses	$ 0	$ 0
Buildings | Maximum
Property and equipment
Estimated useful lives			39 years 6 months
Furniture | Maximum
Property and equipment
Estimated useful lives			7 years
Equipment | Maximum
Property and equipment
Estimated useful lives			5 years